FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2025
Needham Bank 401(k) Plan
FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS
3.	FAIR VALUE MEASUREMENTS

The framework for measuring fair value provides a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). Valuation techniques maximize the use of relevant observable inputs and minimize the use of unobservable inputs. The three levels of the fair value hierarchy under the Financial Accounting Standards Board (the “FASB”) Accounting Standards Codification (“ASC”) 820, Fair Value Measurement, are described as follows:

Level 1 – Valuation is based on quoted prices in active markets for identical assets or liabilities. Valuations are obtained from readily available pricing sources for market transactions involving identical assets or liabilities.

Level 2 – Valuation is based on observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 – Valuation is based on unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. Level 3 assets and liabilities include financial instruments whose value is determined using unobservable inputs to pricing models, discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of fair value requires significant management judgment or estimation.

In certain cases, inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The Plan’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the investment.

The following is a description of the valuation methodologies used for assets measured at fair value.

Mutual funds: Valued at the daily closing price as reported by the fund. Mutual funds held by the Plan are open-ended mutual funds that are registered with the Securities and Exchange Commission (the “SEC”). These funds are required to publish their daily net asset value (“NAV”) and to transact at that price. The mutual funds held by the Plan are deemed to be actively traded.

NB Bancorp, Inc. common stock: Valued at the closing price reported on the Nasdaq Global Select Market on the last business day of the Plan year.

Collective investment trusts: The collective investment trusts (“CIT”) include the Principal Lifetime Hybrid CITs. Principal Lifetime Hybrid CITs invest in a collective trust fund as well as a variety of separate accounts and mutual funds that seek total return consisting of long-term growth of capital and current income, consistent with the investment strategy of an investor with a specific target retirement date. Principal Lifetime Hybrid CITs are valued at NAV per unit held by the Plan at year-end as reported by Principal, which is based on the fair value of the underlying investments held by the fund less its liabilities. Participant transactions may occur daily.

If the Plan were to initiate a full redemption of the collective trust, the investment advisor reserves the right to temporarily delay withdrawal from the trust in order to ensure the securities liquidations will be carried out in an orderly business manner.

Pooled Separate Accounts (“PSA”): Valued daily based on the market value of the underlying net assets in each separate account. The majority of the underlying net assets have observable Level 1 and/or 2 quoted pricing inputs which are used to determine the unit value of the PSA which is not publicly quoted. These PSAs are classified as Level 2. The redemption frequency of each of these PSAs is daily, and there are no redemption restrictions. There are no unfunded commitments related to the Plan’s investment in PSAs.

Self-Directed Brokerage Account: Actively traded money market funds are measured at NAV and classified as Level 1. The fair value of common stock and exchange-traded funds are determined using quoted prices in active markets and are classified as Level 1. The fair value of mutual funds is determined by the NAV which represents the exit price. Mutual funds are classified as Level 1 as they are traded in active markets and quoted prices are available.

The preceding methods described may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, although the Plan believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.

The following table sets forth by level, within the fair value hierarchy, the Plan’s assets at fair value as of December 31, 2025 and 2024:

	December 31, 2025
	Level 1	Level 2	Level 3	Fair Value

Mutual funds	$12,225,708	$-	$-	$12,225,708
Collective investment trusts	-	33,875,824	-	33,875,824
Pooled separate accounts	-	7,300,690	-	7,300,690
Self-directed brokerage accounts	567,911	-	-	567,911
NB Bancorp, Inc. common stock	11,892,043	-	-	11,892,043

Total investments at fair value	$24,685,662	$41,176,514	$-	$65,862,176

	December 31, 2024
	Level 1	Level 2	Level 3	Fair Value

Mutual funds	$9,910,111	$-	$-	$9,910,111
Collective investment trusts	-	27,984,130	-	27,984,130
Pooled separate accounts	-	6,008,358	-	6,008,358
Self-directed brokerage accounts	432,770	-	-	432,770
NB Bancorp, Inc. common stock	11,435,613	-	-	11,435,613

Total investments at fair value	$21,778,494	$33,992,488	$-	$55,770,982